As filed with the Securities and Exchange Commission on August 27, 2012

Securities Act File No. 333-180671

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1 ☒

(Check appropriate box or boxes)

SUNAMERICA SPECIALTY SERIES

(Exact Name of Registrant as Specified in the Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler, Esq.

Senior Vice President & General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Title of securities being registered: Shares of common stock, par value $0.0001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this registration statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding exhibits. No other part of the Registration Statement is amended or superseded hereby.

SUNAMERICA SPECIALTY SERIES

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinions as Exhibits 12(a), 12(b) and 12(c) to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article VII, Section 3 of the Registrant’s Declaration of Trust provides as follows:

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) for purposes of this Section 3 and Section 5 of this Article VII below, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(c) The Trust’s financial obligations arising from the indemnification provided herein or in the bylaws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that, to the extent required under the 1940 Act, but only to such extent, either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(e) Any repeal or modification of this Article VII or adoption or modification of any other provision of this Declaration of Trust inconsistent with this Article VII shall be prospective only to the extent that such repeal, modification or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification or adoption.

(f) Notwithstanding any other provision of this Declaration of Trust to the contrary, any liability and/or expense against which any Covered Person is indemnified under this Section 3 and any advancement of expenses that any Covered Person is entitled to be paid under paragraph (d) above shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Covered Person therefor under this Article VII; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series (and Classes thereof) in such manner as the Trustees in their sole discretion deem fair and equitable.

Item 16.	Exhibits

(1) (a) Amended and Restated Certificate of Trust – Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 26, 2010.

(b) Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(c) Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(d) Amendment to Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective
Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on December 24, 2009.

(e) Amendment to Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective
Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 26, 2010.

(f) Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on March 15, 2011.

(g) Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on August 11, 2011.

(2) (a) By-Laws – Incorporated herein by reference to Registrant’s initial Form N-1A Registration Statement (File No. 333-111662) filed on December 31, 2003.

(b) Amendment No. 1 to the By-Laws – Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(c) Amendment No. 2 to the By-Laws – Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on December 24, 2009.

(3) None.

(4) Form of Agreement and Plan of Reorganization (included as Appendix A to the Combined Prospectus/Proxy Statement included in this Registration Statement).

(5) Instruments Defining Rights of Shareholders – Incorporated herein by reference to Exhibit (1) above.

(6) (a) Form of Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SunAmerica”) (2010, 2015, 2020 and 2025 High Watermark Funds) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b) Form of Subadvisory Agreement between Registrant, SunAmerica and Trajectory Asset Management LLC (“Trajectory”) (2010, 2015, 2020 and 2025 High Watermark Funds) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(c) Amendment to Subadvisory Agreement between Registrant, SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

(d) Amendment to Subadvisory Agreement between Registrant, SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(e) Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Alternative Strategies Fund) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(f) Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC (“Pelagos Capital®”) (SunAmerica Alternative Strategies Fund) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(g) Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A
(File No. 333-111662) filed on May 26, 2011.

(h) Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP (“Wellington Management”) (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(i) Form of Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(j) Form of Subadvisory Agreement between SunAmerica and BAMCO, Inc. (“BAMCO”) (SunAmerica Focused Alpha Growth Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(k) Form of Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC (“BlackRock”) (SunAmerica Focused Alpha Large-Cap Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(l) Form of Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC (“Marsico”) (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(7) (a) Form of Distribution Agreement between Registrant and SunAmerica Capital Services, Inc. (“SACS”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b) Form of Selling Agreement – Incorporated herein by reference to Post-Effective Amendment No. 96 to Registration Statement of SunAmerica Income Funds on Form N-1A (File No. 33-6502) filed on July 29, 2011.

(8) (a) Directors’/Trustees’ Retirement Plan, as amended – Incorporated herein by reference to Post Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(b) Amendment to SunAmerica Disinterested Directors’/Trustees’ Retirement Plan – Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(9) Master Custodian Contract – Incorporated herein by reference to Post Effective Amendment No. 42 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 24, 2006.

(10) (a) Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(b) Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(c) Amended and Restated Rule 18f-3 Plan – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(11) Opinion and consent of Richards, Layton & Finger, P.A., special counsel for the Registrant – Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-180671) filed on April 11, 2012.

(12) (a) Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the SunAmerica Focused Alpha Growth Fund, Inc. into the SunAmerica Focused Alpha Growth Fund, a series of the Registrant – Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177121) filed on February 16, 2012.

(b) Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the SunAmerica Focused Alpha Large-Cap Fund, Inc. into the SunAmerica Focused Alpha Large-Cap Fund, a series of the Registrant – Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177121) filed on February 16, 2012.

(c) Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the Focused Growth Portfolio, a series of SunAmerica Series, Inc. into SunAmerica Focused Alpha Growth Fund, a series of the Registrant. *

(d) Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the Focused StarALPHA Portfolio, a series of SunAmerica Series, Inc. into SunAmerica Focused Alpha Growth Fund, a series of the Registrant. *

(e) Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the Focused Tecnology Portfolio, a series of SunAmerica Series, Inc. into SunAmerica Focused Alpha Growth Fund, a series of the Registrant. *

(13) (a) Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A
(File No. 333-111662) filed on June 22, 2004.

(b) Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A
(File No. (333-111662) filed on February 28, 2007.

(c) Form of Service Agreement between Registrant and SunAmerica Fund Services, Inc. – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(d) Form of Put Agreement among Registrant and Prudential Global Funding (“PGF”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(e) Form of amendments to Lookback Option Agreements between Registrant and PGF – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(f) Form of Indemnification Agreement by and between SACS, PGF and Prudential Financial, Inc. (“Prudential Financial”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A
(File No. 333-111662) filed on June 22, 2004.

(g) Administrative and Shareholder Services Agreement between Registrant and SACS (2015 and 2020 High Watermark Funds Class I shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(h) Administrative and Shareholder Services Agreement between Registrant and SACS (Alternative Strategies Fund Class W shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(i) Administrative and Shareholder Services Agreement between Registrant and SACS (SunAmerica Global Trends Fund Class W shares) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on
Form N-1A (File No. 333-111662) filed on May 26, 2011.

(j) Administrative and Shareholder Services Agreement between Registrant and SACS (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund Class W Shares) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(k) Expense Limitation Agreement by and among Registrant, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Series, Inc., SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica – Incorporated herein by reference to Post-Effective Amendment No. 54 to Registration Statement of SunAmerica Equity Funds on
Form N-1A (File No. 333-8021) filed on January 27, 2012.

(l) Exhibit A to Expense Limitation Agreement, as amended – Incorporated herein by reference to Post-Effective
Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(m) Form of Fee Waiver Agreement between Registrant and SunAmerica – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(n) Form of Fee Waiver Agreement between Registrant and SunAmerica (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(o) Form of Fee Waiver Agreement between SunAmerica and Pelagos Capital® – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(p) Form of Fee Waiver Agreement between SunAmerica and Wellington Management – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(q) Appointment of Agent for Service of Process – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(r) Form of Indemnification Agreement between Registrant and each of the Independent Trustees – Incorporated herein by reference to Post-Effective Amendment No. 43 Registration Statement on N-1A (File No. 33-6502) of SunAmerica Income Funds filed on July 29, 2009.

(14) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant – Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-180671) filed on May 24, 2012.

(b) Consent of Willkie Farr & Gallagher LLP – Incorporated herein by reference to Registrant’s Registration Statement on
Form N-14 (File No. 333-180671) filed on April 11, 2012.

(15)	None.

(16) Power of Attorney – Incorporated herein by reference to the signature page to Registrant’s Registration Statement on Form N-14 (File No. 333-180671) filed on April 11, 2012.

(17) (a) Prospectus and Statement of Additional Information of SunAmerica Specialty Series, with respect to each of the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund, dated February 28, 2012

– Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on
Form N-1A (File No. 333-111662) filed on February 28, 2012.

(b) Prospectus and Statement of Additional Information of SunAmerica Series, Inc., with respect to the Focused Growth Portfolio, Focused StarAlpha Portfolio and Focused Technology Portfolio, dated February 28, 2012 – Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2012.

(c) Annual Report to Shareholders of SunAmerica Focused Alpha Growth Fund, Inc., for the fiscal year ended December 31, 2011 – Previously filed on Form N-CSR (Filed No. 811-21805) on March 9, 2012 and incorporated herein by reference.

(d) Annual Report to Shareholders of SunAmerica Series, Inc., with respect to the Focused Growth Portfolio, Focused StarAlpha Portfolio and Focused Technology Portfolio, for the fiscal year ended October 31, 2011 – Previously filed on Form N-CSR (File No. 811-07797) on January 6, 2012 and incorporated herein by reference.

(e) Financial statements and financial highlights for SunAmerica Focused Alpha Large-Cap Fund, Inc. for the period ended June 30, 2011 – Incorporated herein by reference to SunAmerica Focused Alpha Large-Cap Fund, Inc. Semi-Annual Report to Shareholders, as filed on September 7, 2011 (File No. 811-21805).

(f) Form of Proxy Card – Incorporated herein by reference to Registrant’s Registration Statement on Form N-14
(File No. 333-177121) filed on April 11, 2012.

(g) Code of Ethics of SunAmerica, SACS and Registrant – Incorporated herein by reference to Post-Effective
Amendment No. 67 to Registration Statement on Form N-1A (File No. 333-111283) of SunAmerica Series, Inc. filed on February 28, 2012.

(h) Code of Ethics for Trajectory - effective February 1, 2005 – Incorporated herein by reference to Post-Effective
Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

(i) Code of Ethics for Pelagos Capital® – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(j) Code of Ethics for Wellington Management – Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-1A of SunAmerica Senior Floating Rate Fund, Inc. (File No. 333-32798) filed on April 29, 2011.

(k) Code of Ethics for BAMCO – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(l) Code of Ethics for BlackRock – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(m) Code of Ethics for Marsico – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

*	Filed herewith.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganizations within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 27th day of August, 2012.

SUNAMERICA SPECIALTY SERIES
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

	*	Trustee	August 27, 2012
(Peter A. Harbeck)

	/s/ Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	August 27, 2012
(Donna M. Handel)

	*	Trustee	August 27, 2012
(Richard W. Grant)

	*	Trustee	August 27, 2012
(Stephen J. Gutman)

	*	Trustee	August 27, 2012
(William F. Devin)

	*	Trustee	August 27, 2012
(Dr. Judith L. Craven)

	*	Trustee	August 27, 2012
(William J. Shea)

	/s/ John Genoy	President (Principal Executive Officer)	August 27, 2012
(John Genoy)

*By:	/s/ John E. McLean		August 27, 2012
John E. McLean
Attorney-in-Fact

* Pursuant to a power of attorney previously filed.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

12(a)	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the Focused Growth Portfolio, a series of SunAmerica Series, Inc. into the SunAmerica Focused Alpha Growth Fund, a series of the Registrant.

12(b)	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the Focused StarALPHA Portfolio, a series of SunAmerica Series, Inc. into the SunAmerica Focused Alpha Growth Fund, a series of the Registrant.

12(c)	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the Focused Technology Portfolio, a series of SunAmerica Series, Inc. into SunAmerica Focused Alpha Growth Fund, a series of the Registrant.